Note 15 - Financial Instruments with Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
(in thousands)	December 31,
	2014	2013
Commitments to extend credit	$27,753	$25,251
Standby letters of credit	62	188